SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Business and Consolidation Policy

A. Nature of Business and Consolidation Policy: We are a global specialty materials and chemicals company focused on developing, manufacturing and selling value-added products. Our products serve a diverse range of end markets including aerospace and industrial materials, mining and plastics. We use our technology and application development expertise to create chemical and material solutions that are formulated to perform specific and important functions for our customers. We operate on a global basis with 49% of our 2012 revenues in North America, 30% in Europe, Middle East, and Africa, 13% in Asia-Pacific and 8% in Latin America. We have manufacturing and research facilities located in 15 countries excluding Coating Resins. When including our Coating Resins facilities the total increases to 19 countries. The consolidated financial statements include the accounts of Cytec Industries Inc. and our subsidiaries on a consolidated basis. The footnotes relate to continuing operations except where noted otherwise. Intercompany transactions and balances have been eliminated. The equity method of accounting is used for investments in associated companies that we do not control, but for which we have the ability to exercise significant influence on operating and financial policy.

Inventories	B. Inventories: Inventories are stated at the lower of cost or market. We determine cost using the first-in, first-out method.
Currency Translation

C. Currency Translation: Operations in our international subsidiaries are recorded in local currencies which are also the functional currencies for financial reporting purposes. The results of operations for our international subsidiaries are translated from local currencies into U.S. dollars (“USD”) using the average currency rate during each period which approximates the results that would be obtained using actual currency rates on the dates of individual transactions. Assets and liabilities are translated using currency rates at the end of the period with translation adjustments recorded in accumulated translation adjustments and recognized as a component of accumulated other comprehensive income (“OCI”). Gains and losses on foreign currency transactions, which represent the translation of transactions denominated in currencies other than the functional currency of the impacted legal entity, are recorded as incurred in other expense, net.

Depreciation

D. Depreciation: Depreciation is provided on a straight line basis over the estimated useful lives of the assets. When these assets are retired or disposed of, the net book value of assets are removed from the consolidated balance sheet and the net gain or loss is included in the determination of earnings from operations. Effective January 1, 2012, we changed our method of depreciation for the majority of our North American fixed assets from straight line composite depreciation to straight line by individual asset. We believe that the straight line depreciation method for individual assets is preferable to the composite method because it is a more precise method of allocating historical cost and results in a consistent depreciation policy for all of our locations. We also revised our estimates of useful lives. See Note 9 for further discussion regarding our changes in depreciation and the effective date of our changes. When depreciable assets under the straight line composite method were sold or otherwise retired from service, unless a major change in the composition of an asset class had occurred, their costs plus demolition costs less amounts realized on sale or salvage were charged or credited to the accumulated depreciation account.

Expenditures for maintenance and repairs are charged to current operating expenses. Acquisitions, additions and betterments, either to provide necessary capacity, improve the efficiency of production units, modernize or replace older facilities or to install equipment for protection of the environment, are capitalized. We capitalize interest costs incurred during the period of construction of plants and equipment.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of

E. Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of: Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income. Assets to be disposed of are reported at the lower of the carrying amount or fair value less the costs to sell.

Goodwill and Intangible Assets

F. Goodwill and Intangible Assets: We have defined our reportable segments as our reporting units for our goodwill accounting. We test goodwill for impairment on an annual basis as of October 1st and more often if events occur or circumstances change that would likely reduce the fair value of a reporting unit to an amount below its carrying value. When necessary, we record charges for goodwill impairments for the amount by which the implied fair value of goodwill is less than its carrying value.

For our 2012 goodwill impairment test, we applied the provision of Accounting Standards Update (“ASU”) No. 2011-08, Intangibles – Goodwill and Other, issued by the Financial Accounting Standards Board (“FASB”), that allows us to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (i.e. – greater than 50% probability) that the fair value of the reporting unit is less than its carrying amount. If, after assessing the totality of the facts and circumstances, we determine it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test, described below, is unnecessary. If we determined otherwise, we would be required to perform the two-step goodwill impairment test. For our qualitative assessment of the reporting unit, we consider all relevant facts and circumstances, including the excess fair value from the most recent fair value calculation; circumstances that could cause significant changes to the most recent carrying value calculation; the overall financial performance of the reporting unit compared to previous projections; the estimated financial performance projected in the near and long term, such as EBITDA and cash flows; industry and market conditions, including overall market-multiple metrics, competitive environment and demand for our products; overall macroeconomic conditions including our ability to access capital; and changes in management, key personnel or strategy for the reporting unit. More weight is placed on events or circumstances that most affect a reporting unit’s fair value or carrying amount of its net assets.

If we determined that we were required to perform the two-step goodwill impairment test, it begins by comparing the reporting unit’s fair value to its carrying value. We initially use a market multiple approach (1A) to estimate a range of fair values by reporting unit, and then use a discounted cash flow approach (1B) if the market multiple approach indicates that a potential impairment might exist to refine and reaffirm the results of the first test. Due to the cyclical nature of our reporting units, market multiple values are determined utilizing a three-year average of EBITDA. The three-year period is comprised of the prior year, current year and one year of projected amounts. If the reporting unit’s estimated fair value at the low end of the range is close to, in our judgment, or below the reporting unit’s carrying value, we refine the calculation using discounted cash flows to calculate a point estimate of the reporting unit’s fair value, as opposed to a range. If the discounted cash flow approach yields a fair value estimate less than the reporting unit’s carrying value, we would proceed to step two of the impairment test which is used to measure the amount of the impairment loss. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of this second step would then be compared to the carrying amount of the goodwill and an impairment charge would be recorded for the difference.

Intangible assets are amortized on a straight line basis over their respective estimated useful lives. Intangible assets with determinable useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and would be charged to income.

Cash and Cash Equivalents	G. Cash and Cash Equivalents: Securities with maturities of three months or less when purchased are considered to be cash equivalents.
Financial Instruments

H. Financial Instruments: Certain financial instruments are recorded at cost which approximates fair value such as cash and cash equivalents, receivables, certain other assets, accounts payable, and certain other liabilities. Fair values are determined through a combination of management estimates and information obtained from third parties using the latest available market data. Long-term debt is carried at amortized cost.

Derivative Instruments and Hedging Activities

I. Derivative Instruments and Hedging Activities: We use derivative instruments in accordance with our established policies to manage exposure to fluctuations in currency rates, interest rates, and, at times, certain commodity costs. We do not hold or issue derivative financial instruments for trading or speculative purposes. We enter into financial instrument transactions with either major financial institutions or highly-rated counterparties and make reasonable attempts to diversify transactions among counterparties, thereby limiting exposure to credit-related and performance-related risks.

Foreign Currency Risk: We use currency forward contracts and have used cross currency swaps to manage our exposure to fluctuations in currency rates on third party and intercompany transactions denominated in currencies other than the functional currency of the legal entity. We hedge such exposures with currency forward contracts and, until recently, cross currency swaps denominated in the same currency and with similar terms as the underlying exposure, and therefore, the instruments are effective at generating offsetting changes in the fair value or cash flows of the hedged item or transaction. All derivative contracts used to manage foreign currency risk are measured at fair value and reported as assets or liabilities on the balance sheet. Changes in fair value are reported in earnings or deferred, depending on the nature and effectiveness of the hedging relationship. Ineffectiveness, if any, in a hedging relationship is recognized immediately into earnings. If the hedging relationship is not highly effective in generating offsetting cash flows or changes in fair value, we recognize the change in the fair value of the currency forward contract in other expense, net.

Commodity Price Risk: From time to time and through June 2011, we have used natural gas forward purchase contracts to hedge a portion of our utility requirements at certain of our North American manufacturing facilities. When used, these forward contracts, which were highly effective at achieving offsetting cash flows of the underlying natural gas purchases, were designated as cash flow hedges and were reported on the consolidated balance sheets at fair value, with the effective portion of the hedged item included in accumulated other comprehensive income/(loss) on an after-tax basis. Gains and losses were reclassified into earnings, as a component of manufacturing cost of sales, in the period the hedged natural gas purchases affected earnings. If the derivative was no longer highly effective in achieving offsetting cash flows, subsequent changes in fair value were recorded in other expense, net. Any ineffectiveness was recognized in other expense, net in the current period. If the hedging relationship was terminated, we continued to defer the related gain or loss in accumulated other comprehensive income and included it as a component of the cost of the underlying hedged item. If the forecasted transaction was no longer likely to occur, we recognized the related gain or loss in other expense, net in that period. We did not terminate any hedges during 2011 and 2010. All hedged transactions that were forecasted to occur in 2011 and 2010 occurred as forecasted, and we did not hedge any new items in 2012. Ineffectiveness during these years was insignificant. The fair values of all of these instruments were based on a readily available published index for commodity prices.

Environmental and Other Contingent Liabilities

J. Environmental and Other Contingent Liabilities: Accruals for environmental remediation, maintenance and operating costs directly related to remediation, and other contingent liabilities are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Accruals for environmental liabilities and other contingent liabilities are recorded as other liabilities with amounts expected to be paid out in the next twelve months classified as accrued expenses at undiscounted amounts.

Insurance/Self-Insurance

Insurance/Self-Insurance

It is our practice to conduct an analysis of our self-insured and insured contingent liabilities annually and whenever circumstances change significantly. Included in these liabilities are workers’ compensation, product liability and toxic tort claims.

Probable insurance recoveries for past and future indemnity costs are recorded in other receivables, to the extent collection is reasonably assured within the next twelve months, and longer term receivables are included in other assets at our best estimate of the ultimate expected receipts at undiscounted amounts. Defense and processing costs are expensed as incurred. Probable insurance recoveries for defense and processing costs are recognized only as actual costs are incurred.

Asset Retirement Obligations

Asset Retirement Obligations

We recognize the fair value of the liability for an asset retirement obligation in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the life of the asset. The liability is accreted at the end of each period through charges to operating expense. If the obligation is settled for other than the carrying amount of the liability we recognize a gain or loss on settlement.

Income Taxes

K. Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. If repatriation of the undistributed income of our international subsidiaries and associated companies is anticipated then income taxes are provided for such earnings.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities. We recognize interest and penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of income.

Postretirement Benefits

L. Postretirement Benefits: Costs of postretirement benefits are recognized as employees render the services necessary to earn the related benefits. We recognize an asset or liability for the overfunded or underfunded status of postretirement plans that we sponsor. Additionally, we record all unrecognized prior service costs and credits, unrecognized actuarial gains and losses and any unrecognized transition obligations or assets in accumulated other comprehensive income. Such amounts are reclassified into earnings as components of net periodic benefit cost/income pursuant to the recognition and amortization provisions of the current applicable accounting literature. Finally, we measure plan assets and benefit obligations as of the date of the employer’s statement of financial position.

Revenue Recognition

M. Revenue Recognition: We recognize revenue when persuasive evidence of an arrangement exists, the selling price is fixed or determinable, collection is reasonably assured and title and risk of loss has passed to our customers. Customer rebates are estimated and recognized as a reduction of sales as such rebates are being earned.

Stock-Based Compensation

N. Stock-Based Compensation: We recognize our share-based compensation cost in an amount equal to the fair value of share-based payments and estimate a forfeiture rate for all share-based awards. We monitor share option exercise and employee termination patterns to estimate forfeiture rates within the valuation model.

Use of Estimates

O. Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions. These estimates or assumptions affect the reported amounts and disclosures. For example, estimates are used when accounting for allowance for doubtful accounts, inventory valuations, useful lives of tangible and intangible assets, recoverability of goodwill, accrued expenses, environmental and other contingent liabilities, pension and other postretirement benefits, income tax valuation allowances and assumptions utilized in determining share-based compensation. Actual results could differ from these estimates. Accounting estimates require the use of judgment regarding uncertain future events and their related effects and, accordingly, may change as additional information is obtained.

Recently Adopted Accounting Pronouncements

P. Recently Adopted Accounting Pronouncements: In May 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of fair value measurement, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements. On January 1, 2012, we adopted these amendments on a prospective basis and there was no impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, which requires entities to present items of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate, but consecutive, statements of net income and other comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 was subsequently amended by ASU No. 2011-12, which deferred the requirement for companies to present reclassification adjustments for each component of accumulated other comprehensive income in both other comprehensive income and net income on the face of the financial statements. On January 1, 2012, we adopted the effective portions of ASU No. 2011-05, which are reflected in these financial statements.